Due to Depositors (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amounts due to depositors
Non-interest bearing demand	$ 75,809,939	$ 69,119,138
Savings	116,039,419	103,609,613
Money market and interest-bearing checking	235,278,101	236,523,193
Time deposits	139,828,818	140,328,624
Mortgage escrow funds	1,308,333	1,044,022
Total due to depositors	568,264,610	550,624,590
Time deposits with balances in excess of $100,000	52,473,111	50,725,385
Amount
One year or less	94,391,579	99,609,377
One to two years	18,576,084	15,525,191
Two to three years	9,155,966	10,425,319
Three to four years	9,247,660	6,227,121
Four to five years	8,457,529	8,536,161
Over five years		5,455
Total time deposits	$ 139,828,818	$ 140,328,624
Percent
One year or less (as a percent)	67.50%	71.00%
One to two years (as a percent)	13.30%	11.10%
Two to three years (as a percent)	6.60%	7.40%
Three to four years (as a percent)	6.60%	4.40%
Four to five years (as a percent)	6.00%	6.10%
Over five years (as a percent)	0.00%	0.00%
Total time deposits (as a percent)	100.00%	100.00%